Investment Held in Trust Account (Tables)	6 Months Ended
Jun. 30, 2021
Investment Held in Trust Account
Schedule of investment in the Company's Trust Account

	Carrying		Fair Value
	Value as of	Gross	as of
	December 31,	Unrealized	December 31,
	2020	Losses	2020
Mutual Funds	$29,851	$—	$29,851
U.S.Treasury Securities	99,986,310	(3,310)	99,983,000
	$100,016,161	$(3,310)	$100,012,851